Restricted Cash and Short Term Deposits	6 Months Ended
Jun. 30, 2020
Supplemental Cash Flow Elements [Abstract]
Restricted Cash and Short-Term Deposits	RESTRICTED CASH AND SHORT-TERM DEPOSITS
Our restricted cash and short-term deposits balances are as follows:

(in thousands of $)	June 30, 2020	December 31, 2019
Restricted cash in relation to the Hilli	75,912	75,968
Restricted cash and short-term deposits held by lessor VIEs (see note 9)	39,987	34,947
Restricted cash relating to the $1.125 billion debt facility	6,852	10,975
Restricted cash relating to interest rate swaps (see note 15)	11,002	—
Restricted cash relating to office lease	778	826
Restricted cash relating to the total return equity swap (see note 15)	—	55,573
Restricted cash relating to the Margin Loan facility (see note 14)	2,004	10,000
Total restricted cash and short-term deposits	136,535	188,289
Less: Amounts included in current restricted cash and short-term deposits	(75,106)	(111,545)
Long-term restricted cash	61,429	76,744